Securities Operations

40 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02057429

Cert NYS

1-9063

NYSE

RECD S.E.C.
SEP 2 4 2002
081

September 24, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MARITRANS INC., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 24, 2002.

Sincerely,

PROCESSED
OCT 0 2 2002
THOMSON
FINANCIAL